DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2022
DISCONTINUED OPERATIONS
Schedule Of Condensed Cash Flow Statement Of Discontinued Operations

The condensed cash flows of lottery business related VIEs were as follows for the six months ended June 30, 2021:

For the six months ended June 30,
2021
US$
Net cash used in operating activities	(2,798)
Net cash provided by investing activities	799
Net cash used in financing activities	(26,117)

Effect of foreign exchange on cash	(10)

Schedule Of Condensed Income Statement Of Discontinued Operation

The operating results from discontinued operations included in the Group’s unaudited interim condensed consolidated statements of comprehensive loss were as follows for the six months ended June 30, 2021:

For the six months ended June 30,
2021
US$
Major classes of line items constituting pre-tax profit of discontinued operations

Revenues	980
Cost of revenue	(163)
Sales and marketing	(462)
General and administrative	(2,058)
Service development expenses	(530)
Other income that are not major	56
Loss from discontinued operations, before income tax	(2,177)
Income tax expense	—
Loss from discontinued operations, net of income tax	(2,177)